UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:7/31/09

Item 1.  Reports to Stockholders.

Incline Capital Long/Short Fund

Ticker Symbol: ILSCX

Semi-Annual Report

July 31, 2009

Investor Information: 1-866-99-ILSCX
(1-866-994-5729)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Incline Capital Long/Short Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

INCLINE CAPITAL
4741 Caughlin Pkwy, Suite 2 - Reno, NV 89519

Dear Fellow Shareholders,

It is a high honor to be writing our first letter to shareholders of the Incline Capital Long/Short Fund.

To say that we have been enduring the most turbulent economic times the world has seen in generations is really no headline at all. But with the failure of numerous, trusted, financial institutions and the fabric of the financial system shaken to its very core, the past year has been anything but 'normal'.

Opinions differ on whether we are emerging from this crisis, or not. While we believe that we are, it is due to the uncertain nature of the financial markets that we designed our investment model with the goal of navigating both bull & bear markets successfully.

To be more specific, our Smart Switch Index™ was designed to *follow* actual trends in the markets. This is very different from most funds, which base their investment decisions on predicting how a company will perform in the future or the 'value' it offers compared to its peers. Instead, we believe that taking a "top down" approach to investing is absolutely critical, and that the most effective way to manage the risk inherent in financial markets is to be out of them when they are going down.

Hypothetical Growth of $10,000
9/30/06 - 7/31/09
$15,000
$12,500
$10,000
$7,500
$5,000
$12,677
$7,667
S&P500
Smart Switch Index™
Sep'06
Dec'06
Mar'07
Jun'07
Sep'07
Dec'07
Mar'08
Jun'08
Sep'08
Dec'08
Mar'09
Jun'09
Sep'09

The chart reflects the performance of a hypothetical $10,000 investment made in the indices from 9/30/2006 – 7/31/2009 and assumes the reinvestment of dividends and capital gains. The S&P 500 is a widely recognized unmanaged index of stock prices; one cannot invest directly in an index. Past performance is no guarantee of future results, and the Smart Switch Index™ does not account for management fees or brokerage commissions.

We're happy to report here, that this approach seems to be working! Specifically, as you can see to the right, our Smart Switch Index™ captured nearly 80% of the gains in stocks from Sep'06 through the Oct'07 (or 79.4% of them to be exact), yet still exited the market in the early phase of what became one of the most devastating bear markets in history.

Given the Smart Switch Index™ calculates and evaluates trends on both intermediate and long-term time frames, it will never catch the exact top or bottom in the market. This is by design, with the purpose being to avoid 'whip-saws' when the markets are trending.

As a result, while we have been bullish on the equity markets for quite some time, the exposure of the Incline Capital Long/Short Fund from inception through 7/31/09 has merely been 'neutral', or 20% long US Stocks. While this has lead to some underperformance vs. our benchmark over the short term, we are proud that the model has outperformed the benchmark by 46.75% since its inception in Sep'06 (see table below). Again, while you can't invest directly in an index, we do invest alongside the index as closely as possible.

Going forward, we don't pretend to know exactly when or where the markets will turn, nor will we ever predict it. Our models are designed to only invest in stocks when they are in an uptrend. They are also designed to keep the money in cash, or sell stocks short, when they are in a down trend. While our methods will never be able to predict how far a trend will persist, we believe it's absolutely critical to make sure we're on the right side of them.

As always, we greatly appreciate the confidence and trust you have placed in us, and will continue to take the responsibility of managing your hard-earned assets with the utmost in dedication and care.

Warmest regards,

Mike Hurley, CMT
Portfolio Manager – Incline Capital Long/Short Fund (ILSCX)
September 17, 2009

www.inclinefunds.com Phone: 775-657-9841 FAX: 775-657-9843
1

INCLINE CAPITAL
4741 Caughlin Pkwy, Suite 2 - Reno, NV 89519

Fund & Index Performance	As of 7/31/09 YTD	Since Fund Inception [a]	Since Index Inception [b]
Incline Capital Long/Short Fund	N/A	2.40%	N/A
S&P 500 Index	10.96%	24.67%	-19.98%
Incline Smart Switch Index ™	-7.95%	1.90%	26.77%
Fund expenses: 2.45%	a: Fund launched 3/31/09 b: Inception of Smart Switch Index ™ was 9/30/06		

"Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 866-994-5729 or visiting: www.inclinefunds.com.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. The Incline Capital Long/Short Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. It may make short sales of securities which involves the risk that losses may exceed the original amount invested and may invest in foreign securities in developing or emerging markets which can entail additional social, political and economic risks. It also may invest in smaller companies and debt instruments (including zero-coupon US Treasury bonds) which may be subject to higher volatility & risk than larger stocks and coupon bonds. The Incline Capital Long/Short Fund is considered a "fund of funds", and will bear its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying ETFs. Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund's ability to sell its shares.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Incline Capital Long/Short Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 866-994-5729. The prospectus should be read carefully before investing. The Incline Capital Long/Short Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC 1106-NLD-9/24/2009

www.inclinefunds.com Phone: 775-657-9841 FAX: 775-657-9843
2

Incline Capital Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2009
Shares		Market Value

	EXCHANGE TRADED FUNDS - 41.35%
12,300	iShares Barclays 20+ Year Treasury Bond Fund	$ 1,166,163
6,300	iShares Russell 1000 Growth Index Fund	275,499
400	iShares Russell 1000 Value Index Fund	20,380
5,300	iShares Russell 2000 Value Index Fund	272,950
9,000	iShares Russell 2000 Growth Index Fund	549,270
	TOTAL EXCHANGE TRADED FUNDS	2,284,262
	( Cost - $2,227,810)

	SHORT-TERM INVESTMENTS - 75.29%
	MONEY MARKET FUND - 75.29%
1,386,250	AIM STIT - Liquid Assets Portfolio, 0.31%+	1,386,250
1,386,218	AIM STIT-STIC Prime Portfolio, 0.05%+	1,386,218
1,386,236	Fifth Third Institutional Money Market Fund, 0.23%+	1,386,236
	TOTAL SHORT-TERM INVESTMENTS	4,158,704
	( Cost - $4,158,704)

	TOTAL INVESTMENTS - 116.64%
	( Cost - $6,386,514)	6,442,966
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.64) %	(919,031)
	NET ASSETS - 100.00%	$ 5,523,935

+ Reflects yield at July 31, 2009

The accompanying notes are an integral part of these financial statements.

Incline Capital Long/Short Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2009

Assets:
Investments in Securities at Market Value (identified cost $6,386,514)	$ 6,442,966
Dividends and Interest Receivable	240
Receivable for Fund Shares Sold	2,049
Due from Investment Adviser	14,001
Prepaid Expenses and Other Assets	2,461
Total Assets	6,461,717

Liabilities:
Payable for Securities Purchased	912,367
Accrued Distribution Fees	346
Payable to Other Affiliates	16,675
Accrued Expenses and Other Liabilities	8,394
Total Liabilities	937,782

Net Assets (Unlimited shares of no par value interest authorized;
539,588 shares outstanding)	$ 5,523,935

Net Asset Value, Offering and Redemption Price Per Share
($5,523,935 / 539,588 shares of beneficial interest outstanding)	$ 10.24

Composition of Net Assets:
At July 31, 2009, Net Assets consisted of:
Paid-in-Capital	$ 5,471,170
Accumulated Net Investment Loss	(3,116)
Accumulated Net Realized Loss From Security Transactions	(571)
Net Unrealized Appreciation on Investments	56,452
Net Assets	$ 5,523,935
The accompanying notes are an integral part of these financial statements.

Incline Capital Long/Short Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period March 31, 2009** Through July 31, 2009

Investment Income:
Dividend Income	$ 1,789
Interest Income	505
Total Investment Income	2,294

Expenses:
Administration Fees	16,871
Fund Accounting Fees	8,818
Transfer Agent Fees	6,431
Audit Fees	5,932
Chief Compliance Officer Fees	5,802
Registration & Filing Fees	5,014
Legal Fees	4,973
Investment Advisory Fees	4,364
Custody Fees	4,144
Printing Expense	4,144
Trustees' Fees	1,824
Insurance Expense	829
Miscellaneous Expenses	663
Distribution Fees	606
Total Expenses	70,415
Less: Fees Waived by Adviser	(65,005)
Net Expenses	5,410
Net Investment Loss	(3,116)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(571)
Net Change in Unrealized Appreciation on Investments	56,452
Net Realized and Unrealized Gain on Investments	55,881

Net Increase in Net Assets Resulting From Operations	$ 52,765
**Commencement of Operations
The accompanying notes are an integral part of these financial statements.

Incline Capital Long/Short Fund
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

Period
ended
July 31, 2009**
Operations:
Net Investment Loss	$ (3,116)
Net Realized Loss on Investments	(571)
Net Change in Unrealized Appreciation on Investments	56,452

Net Increase in Net Assets
Resulting From Operations	52,765

Beneficial Interest Transactions:
Proceeds from Shares Issued (551,029 shares)	5,587,013
Cost of Shares Redeemed (11,441 shares)	(115,843)
Total Beneficial Interest Transactions	5,471,170

Increase in Net Assets	5,523,935

Net Assets:
Beginning of Period	-
End of Period (including accumulated net investment
loss of $3,116)	$ 5,523,935
______
**Since March 31, 2009 (Commencement of Operations)
The accompanying notes are an integral part of these financial statements.

Incline Capital Long/Short Fund
FINANCIAL HIGHLIGHTS (Unaudited)

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Period
	Ended
	July 31, 2009**

Net Asset Value, Beginning of Period	$ 10.00

Increase From Operations:
Net investment loss (a)	(0.04)
Net gain from securities
(both realized and unrealized)	0.28
Total from operations	0.24

Net Asset Value, End of Period	$ 10.24

Total Return (b)	2.40%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 5,524
Ratio of expenses to average net assets,
before reimbursement	29.04%	(c)
net of reimbursement	2.25%	(c)
Ratio of net investment loss to average net assets
Portfolio turnover rate	69%

__________
**Since March 31, 2009 (Commencement of Operations)
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for each period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

Incline Capital Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2009

1.

ORGANIZATION

Incline Capital Long/Short Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is to seek long-term capital appreciation across a wide variety of market conditions with a secondary objective of capital preservation during adverse market conditions. The Fund commenced operations on March 31, 2009.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

Incline Capital Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2009

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,284,262	-	-	$2,284,262
Short-Term Investments	4,158,704	-	-	4,158,704
Total	$6,442,966	-	-	$6,442,966

                                                           The Fund did not hold any Level 3 securities during the period.

The Fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).  FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.  All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

Effective December 31, 2007, the Fund became subject to the Financial Accounting Standards Board (“FASB”) FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The

Incline Capital Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2009

Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2009 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Incline Capital, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.80% of the average daily net assets of the Fund.  For the period ended July 31, 2009, the Adviser earned advisory fees of $4,364.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until May 31, 2010, so that the total annual operating expenses of the Fund do not exceed 2.25% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the period ended July 31, 2009, the Adviser waived fees of $65,005, all of which will expire in 2012.

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $32,000 and the basis point fees are:

  10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Incline Capital Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2009

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $21,600 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $14,400 and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $13,500, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended July 31, 2009, the Fund incurred expenses of $5,802 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended July 31, 2009, GemCom received $204 for providing such services.  The Printing Expense listed in the Statement of Operations include the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  For the period ended July 31, 2009, the Fund incurred distribution fees of $606.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending the meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended July 31, 2009 amounted to $2,630,112 and $401,731 , respectively.  The cost basis of securities for financial reporting purposes was $6,386,514.  Gross unrealized appreciation and depreciation on investments as of July 31, 2009 aggregated $56,452 and $0, respectively.

Incline Capital Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2009

5.

NEW ACCOUNTING PRONOUNCEMENTS

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP.  All guidelines contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Fund’s financial statements.

6.

SUBSEQUENT EVENTS

In May 2009, FASB issued SFAS No. 165, “Subsequent Events” (“SFAS No. 165”).  The Fund has adopted SFAS No. 165 with these financial statements.  SFAS No. 165 requires the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, SFAS No. 165 requires the Fund to disclose the date through which subsequent events have been evaluated.  Management has evaluated subsequent events through the issuance of these financial statements on September 29, 2009 and has noted no such events.

Incline Capital Long/Short Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

July 31, 2009

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (3/31/09)	Ending Account Value (7/31/09)	Expenses Paid During the Period (3/31/09 to 7/31/09)
Actual	$1,000.00	$1,024.00	$7.65
Hypothetical (5% return before expenses)	$1,000.00	$1,009.24	$7.60

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 2.25%, multiplied by the average account value over  the period, multiplied by 123 days and divided by 365 (to reflect the number of days in the period ended July 31, 2009).

Portfolio Analysis

Percent of Net Assets*
Short-Term Investments	75.29%
Exchange Traded Funds	41.35%
Liabilities in Excess of Other Assets	(16.64)%
Total	100.00%

                                                                                                                 *As of July 31, 2009

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

In connection with a regular meeting held on February 27, 2009 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement between the Trust and the Adviser, on behalf of the Incline Capital Long/Short Fund (the “Advisory Agreement”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Advisor’s similarly managed accounts, and appropriate indices with respect to the Fund; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser and investment management staffing; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance; however, the Board, including the Independent Trustees, considered the Adviser’s past performance with its existing accounts, as well as other factors relating to the Adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.80% annual advisory fee based on the average net assets of the Fund.  The Board discussed the comparison of advisory fees and total operating expense data and reviewed the Fund’s projected advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trust’s independent counsel explained the obligations of the Adviser and the basis for its compensation under the terms of its proposed Advisory Agreement. The Trust’s President discussed the Adviser’s investment philosophy for the Fund and its plans for raising assets.  The Trustees discussed the proposed management strategy of the Fund.  Based on this information, the Trustees concluded that the proposed advisory fee was reasonable in light of the services to be provided.  The Trustees concluded that the Fund’s estimated expense ratio was acceptable.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Advisory Agreement.

Investment Adviser

Incline Capital, LLC

4741 Caughlin Parkway, Suite 2

Reno, NV 89519

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-99-ILSCX (1-866-994-5729) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-99-ILSCX (1-866-994-5729)

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/09/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/09/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/09/09